6. CASH AND CASH EQUIVALENTS (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	$ 31,162,346	$ 47,213,517	$ 30,635,184	$ 30,304,154
United States Dollar
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	7,704,436	13,045,260
Brazilian Real
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	1,205,972	2,039,142
Chilean Peso
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	16,053,806	27,057,935
Norwegian Crown
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	1,155,693	904,511
Swedish Crown
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	397,861	314,077
Pound Sterling
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	2,583,910	1,475,835
Mexican Peso
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	264,857	451,143
Euro
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	1,266,185	824,404
Argentine Peso
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	0	805,662
Canadian Dollar
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	265,248	116,455
Chinese Yuan
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	178,350	96,596
South African Rand
ExchangeRateLinesLineItems [Line Items]
Cash and cash equivalents	$ 86,028	$ 82,497